Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Board has adopted a Clawback Policy designed to comply with Section 10D of the Exchange Act of 1934, the rules promulgated thereunder, and the listing standards of the national securities exchange on which the Company’s securities are listed.